Revenue from Contract with Customers (Tables)	9 Months Ended	12 Months Ended
	Sep. 25, 2021	Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Schedule of Changes in Contract Liabilities

Contract liabilities
Balance at December 29, 2018	$8,179
Revenue recognized that was included in the contract liability at the beginning of the year	(3,408)
Increase, excluding amounts recognized as revenue during the period	4,486
Balance at December 28, 2019	$9,257
Revenue recognized that was included in the contract liability at the beginning of the year	(2,461)
Increase, excluding amounts recognized as revenue during the period	2,083
Balance at December 26, 2020	$8,879

Schedule of Revenue Expected to be Recognized in Future Related to Performance Obligations

The following table illustrates estimated revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of December 26, 2020. The Company has elected to exclude short term contracts, sales-based royalties and any other variable consideration recognized on an “as invoiced” basis.

Contract liabilities to be recognized in:	Amount
2021	$2,351
2022	1,004
2023	974
2024	914
2025	844
Thereafter	2,792
Total	$8,879

Summary of Balances in Deferred Revenue

	December 26, 2020	December 28, 2019
Franchise fees	$7,542	$7,657
Service revenue	1,337	1,600
Total deferred revenue	8,879	9,257
Long-term portion of deferred revenue	6,528	6,799
Current portion of deferred revenue	$2,351	$2,458

European Wax Center, Inc. and Subsidiaries
Schedule of Changes in Contract Liabilities

Contract liabilities
Balance at December 26, 2020	$8,879
Revenue recognized that was included in the contract liability at the beginning of the year	(1,394)
Increase, excluding amounts recognized as revenue during the period	1,936
Balance at September 25, 2021	$9,421

Schedule of Revenue Expected to be Recognized in Future Related to Performance Obligations

Contract liabilities to be recognized in:	Amount
2021 (from September 26, 2021)	$594
2022	2,316
2023	1,068
2024	1,009
2025	939
Thereafter	3,495
Total	$9,421

Summary of Balances in Deferred Revenue

	September 25, 2021	December 26, 2020
Franchise fees	$7,887	$7,542
Service revenue	1,534	1,337
Total deferred revenue	9,421	8,879
Long-term portion of deferred revenue	6,785	6,528
Current portion of deferred revenue	$2,636	$2,351